Warrant Liability - Schedule of Common Share Purchase Warrants and Compensation Options Outstanding (Details) - USD ($)					6 Months Ended
	Jul. 11, 2025	May 26, 2025	Jan. 28, 2025	Jan. 06, 2025	Jun. 30, 2026	Sep. 25, 2025
Schedule of Common Share Purchase Warrants and Compensation Options Outstanding [Line Items]
Number outstanding & exercisable (in Shares)					34,246,577	34,246,577
Fair Value (in Dollars)					$ 4,688,356
Expected volatility	143.00%	143.00%	150.00%	151.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.03%	2.92%	2.89%	2.96%
Warrant Liability [Member]
Schedule of Common Share Purchase Warrants and Compensation Options Outstanding [Line Items]
Number outstanding & exercisable (in Shares)					34,246,577
Grant date					26-Sep-25
Expiry date					Sep. 26, 2028
Exercise price (in Dollars per share)					$ 2.63
Fair Value (in Dollars)					$ 4,688,356
Share price (in Dollars per share)					$ 0.51
Expected volatility					109.00%
Expected life (yrs)					2.25
Expected dividend yield					0.00%
Risk-free interest rate					4.15%